OPERATIONS AND RESTRUCTURING	9 Months Ended
Dec. 31, 2011
OPERATIONS AND RESTRUCTURING

NOTE 2 - OPERATIONS AND RESTRUCTURING

GBS Enterprises Incorporated, a Nevada corporation (sometimes referred to in these statements as the “Company,” “GBSX,” “we,” “us,” “our” or similar terms), conducts its primary business through its 50.1% owned subsidiary, GROUP Business Software AG (“GROUP”), a German-based public-company whose stock trades on the Frankfurt Exchange under the stock symbol INW. GROUP’s core business is focused on serving IBM’s Lotus Notes and Domino market where it has become IBM’s largest provider of business solutions worldwide. GROUP caters primarily to mid-market and enterprise-size organizations having over 3,500 customers in thirty-eight countries spanning four continents, representing more than 5,000,000 active users of its products. GROUP’s customers include Abbot, Ernst & Young, Deutsche Bank, Bayer, HBSC, Merck and Toyota. GROUP provides Cloud Computing technology, IBM Lotus Notes/Domino Application Transformation technology, Email Management software, Lotus Software Services, Customer Relationship Management software and Risk & Compliance Management solutions. Headquartered in Eisenach, Germany, GROUP has offices throughout Europe and North America.

General Corporate History

We were incorporated in Nevada on March 20, 2007 as SWAV Enterprises Ltd. (“SWAV”). SWAV was an importer and wholesaler of Chinese manufactured goods.

On April 26, 2010, SWAV purchased certain assets of Lotus Holdings Limited (“Lotus”) pursuant to an Asset Purchase Agreement in consideration for aggregate of 2,265,240 shares of SWAV common stock. Lotus is a holding company specializing in software technology and training services, particularly in the areas of advanced software development tools, innovative point-of-care electronic health record (EHR) software, and sales training.

Simultaneously with SWAV’s acquisition of Lotus, the SWAV stockholders sold an aggregate of 11,984,770 shares of SWAV common stock to Lotus, for an aggregate purchase price of $370,000.

Upon the consummation of the acquisition, the then executive officers and directors of SWAV resigned and Joerg Ott was appointed as the Company’s Chief Executive Officer, President and Chairman of the Board of Directors.

On September 6, 2010, SWAV’s name was changed to GBS Enterprises Incorporated. On October 14, 2010, the Company’s trading symbol on the OTC Bulletin Board was changed from SWAV to GBSX.

On November 5, 2010, the Company entered in to an agreement to acquire approximately 28.2% of the outstanding common shares of GROUP Business Software AG, (“GROUP”) a German company, trading on the Frankfurt Stock Exchange under the symbol INW. The Company purchased 3,043,985 of its own shares for $300,000 and then exchanged those shares for 7,115,500 shares of common stock of GROUP. Their fair value was calculated at $0.5479 per share as determined by an independent valuation firm. The agreement was effective December 30, 2010. The acquisition was a two-step transaction, culminating in a share exchange.

On January 6, 2011, the Company acquired an additional aggregate of 5,525,735 shares of common stock of GROUP in exchange for 2,361,426 shares of common stock of the Company. The acquisition represents approximately 21.9% of the issued and outstanding shares of GROUP. The effect of this transaction is that the Company gained a 50.1% controlling interest of GROUP with an aggregate of 12,641,235 common shares. The value of this additional purchase, using the same techniques as the previous acquisition, was $2,796,000, based on a value of $0.506 per share.